1998 ANNUAL REPORT


IDS
Utilities
Income
Fund
(prospectus enclosed)


(icon of)light bulb

      The primary goal of IDS Utilities Income Fund, Inc. is a high level of current income. Secondary goals are growth of income and capital. The Fund invests primarily in securities of public utility companies.

      (This annual report includes a prospectus that describes in detail the Fund's objective, investment policies, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)


      American Express Financial Advisors


      Distributed by American Express Financial Advisors Inc.

(icon of) light bulb


Dependable
dividends

      Making money in the stock market isn't limited to trying to find stocks with rising prices. Many investors prefer to focus on the steady income stream provided by securities that pay substantial dividends. And perhaps no segment of the market has a more consistent record of paying dividends than the utilities industry -- the companies that provide basics such as electricity, water and telephone service.

 Contents

      The purpose of this annual report is to tell investors how the Fund performed.

(icon of) One open book inside of another.

      The prospectus, which is bound into the middle of this annual report, describes the Fund in detail.



                1998 annual report

                From the chairman                                  4
                From the portfolio manager                         4
                The Fund's ten largest holdings                    6
                Making the most of the Fund                        7
                The Fund's long-term performance                   8
                Independent auditors' report                       9
                Financial statements                              10
                Notes to financial statements                     13
                Investments in securities                         22
                IDS mutual funds                                  25
                Federal income tax information                    29

                1998 prospectus

                The Fund in brief                                 3p


                Goals                                             3p
                Investment policies and risks                     3p
                Manager and distributor                           3p
                Portfolio manager                                 3p
                Alternative purchase arrangements                 3p

                Sales charge and Fund expenses                    4p

                Performance                                       6p
                Financial highlights                              6p
                Total returns                                     8p

                Investment policies and risks                    10p
                Facts about investments and their risks          10p
                Alternative investment option                    15p
                Valuing Fund shares                              15p

                How to purchase, exchange or redeem shares       16p
                Alternative purchase arrangements                16p
                How to purchase shares                           18p
                How to exchange shares                           21p
                How to redeem shares                             21p
                Reductions and waivers of the sales charge       25p

                Special shareholder services                     29p
                Services                                         29p
                Quick telephone reference                        29p

                Distributions and taxes                          30p
                Dividend and capital gain distributions          30p
                Reinvestments                                    30p
                Taxes                                            31p
                How to determine the correct TIN                 33p

                How the Fund is organized                        34p
                Shares                                           34p
                Voting rights                                    34p
                Shareholder meetings                             34p
                Board members and officers                       34p
                Investment manager                               36p
                Administrator and transfer agent                 36p
                Distributor                                      37p

                About American Express Financial Corporation     38p
                General information                              38p
                Year 2000                                        38p

                Appendix                                         39p
                Description of derivative instruments            39p


      (This annual report is not part of the prospectus.)

 To our shareholders

      From the chairman

      If you're an experienced investor, you know that the past few years have been unusually strong in most financial markets. Perhaps just as important, history shows that bull markets don't last forever. Though they're often unpredictable, market declines -- whether they're brief or long-lasting, moderate or substantial -- are always a possibility. We saw evidence of that last October, when declines in certain Asian markets spawned a sharp drop in several financial markets worldwide, including the U.S.

      The potential for such volatility reinforces the need for investors to review periodically their long-term goals and examine whether their investment program remains on track to achieving them. Your quarterly investment statements are one part of that monitoring process. The other is a meeting with your American Express financial advisor. That becomes even more important if there's a major change in your financial situation or in the financial markets.




      William R. Pearce
     (picture of) William R. Pearce
      William R. Pearce
      Chairman of the board


      From the portfolio manager

      Utility stocks performed extremely well during the past 12 months, leading to an exceptionally strong gain by IDS Utilities Income Fund. During the Fund's fiscal year -- July 1997 through June 1998 -- its Class A shares generated a total return of 28.4%, which nearly matched that of the broad stock market. (A portion of the Fund's return came in the form of a capital gain, which was paid to shareholders last December and reduced the Fund's net asset value by a like amount at that time.)

      The period began with the stock market continuing to enjoy the positive effects of steady economic growth, low inflation, declining long-term interest rates and generally healthy corporate profits. Despite a few moderate downturns stemming from temporary run-ups in interest rates and the financial crisis in Asia, the market followed a generally positive course.

      For utility stocks, the overall decline in interest rates was an especially powerful factor. (As with bonds, the prices of utility stocks usually rise when rates fall because the stocks attract more buying from income-seeking investors.) In addition, utilities garnered increasing

(This annual report is not part of the prospectus.)

      interest from concerned investors who were looking for what they perceived to be a "safe haven" investment in the wake of last fall's upheaval in many smaller financial markets.

      Telephone stocks lead performance

      Leading the way for the Fund were its holdings among telephone utilities, which comprised about a third of the portfolio and racked up the most impressive gains. Working in phones' favor were predictable earnings growth and strong cash flow, as well as a less-worrisome regulatory environment. Although they couldn't keep up with the phones' powerful performance, stocks of electric utilities also made a sizable contribution. Natural gas stocks, on the other hand, were relatively weak performers, as excess supply and mild weather restrained their prices.

      I kept cash reserves low (less than 5% of assets) during the 12 months, a beneficial strategy given the modest return cash generated compared with utility stocks. As for changes to the portfolio, I reduced investments in stocks of foreign utilities and put more money to work in domestic issues. Also, last summer I added a bit to the telephone exposure while eliminating the Fund's holdings among real estate investment trusts. Lastly, to counter the ongoing regulatory uncertainty that surrounds electric and telephone companies, I continued to concentrate investments in those companies that appear best able to withstand possible regulatory changes.

      Looking to the current fiscal year, telephone and natural gas utilities appear to be in the best position as they have the potential to deliver good earnings results, which most likely would provide a boost to their prices. Electric utility stocks, while their earnings growth will likely be slower, remain attractively priced and, therefore, offer opportunity for gain. I think the biggest potential hurdle for utilities is a rise in long-term interest rates, which could come about if economic growth continues at a robust pace.





      Bernhard Fleming
     (picture of) Bernhard Fleming
      Bernhard Fleming
      Portfolio Manager

Class A
 12-month performance

(All figures per share)

Net asset value (NAV)

June 30, 1998         $8.98

June 30, 1997         $8.04

Increase              $0.94

Distributions
July 1, 1997 - June 30, 1998

From income           $0.50

From capital gains    $0.73

Total distributions   $1.23

Total return*        +28.4%**


Class B
 12-month performance

(All figures per share)

Net asset value (NAV)


June 30, 1998         $8.98

June 30, 1997         $8.04

Increase              $0.94

Distributions
July 1, 1997 - June 30, 1998

From income           $0.44

From capital gains    $0.73

Total distributions   $1.17

Total return*        +27.5%**


Class Y
 12-month performance

(All figures per share)

Net asset value (NAV)

June 30, 1998         $8.98

June 30, 1997         $8.04

Increase              $0.94

Distributions
July 1, 1997 - June 30, 1998

From income           $0.51

From capital gains    $0.73

Total distributions   $1.24

Total return*        +28.4%**

      * The prospectus discusses the effect of sales charges, if any, on the various classes.

      ** The total return is a hypothetical investment in the Fund with all distributions reinvested.


      (This annual report is not part of the prospectus.)

 The Fund's ten largest holdings



                                              Percent                 Value
                                (of Fund's net assets) (as of June 30, 1998)

       BellSouth                             4.00%              $46,987,500

       Ameritech                             3.44                40,387,500

       US West Communications Group          3.40                39,950,000

       GTE                                   3.20                37,546,875

       WorldCom                              3.05                35,805,339

       Century Telephone Enterprises         2.64                30,965,625

       BCE                                   2.54                29,881,250

       Enron                                 2.19                25,679,687

       FPL Group                             2.15                25,200,000

       Duke Energy                           2.02                23,700,000


      For further detail about these holdings, please refer to the section entitled "Investments in securities" herein.

      (icon of) pie chart

      The ten holdings listed here make up 28.63% of the Fund's net assets


      (This annual report is not part of the prospectus.)

 Making the most of the Fund


      Build your assets systematically

      One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high.

      Using this strategy does not ensure a profit or avoid a loss if the market declines, and requires that you be able to keep on investing on a regular basis, even when the price of your shares falls or the market declines. Investing in this manner can be an effective way to accumulate shares to meet your long-term goals.

How dollar-cost averaging works

Month       Amount       Per-share      Number of shares purchased
            invested     market price
Jan         $100         $20            5.00 XXXXX
Feb          100          18            5.56 XXXXXx
March        100          17            5.88 XXXXXx
April        100          15            6.67 XXXXXXx
May          100          16            6.25 XXXXXXx
June         100          18            5.56 XXXXXx
July         100          17            5.88 XXXXXx
Aug          100          19            5.26 XXXXXx
Sept         100          21            4.76 XXXXx
Oct          100          20            5.00 XXXXX

(footnotes to table) By investing an equal number of dollars each month...

(arrow in table pointing to April) you automatically buy more shares when the per share market price is low...

(arrow in table pointing to September) and fewer shares when the per share market price is high.

You have paid an average price of only $17.91 per share over the 10 months, while the average market price actually was $18.10.

      Three ways to benefit from a mutual fund:

      o your shares increase in value when the Fund's investments do well

      o you receive capital gains when the gains on investments sold by the Fund exceed losses

      o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

      All three make up your total return. And you potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.


      (This annual report is not part of the prospectus.)

 The Fund's long-term performance

      Assumes: oHolding period from 8/1/88 to 6/30/98. oReturns do not reflect taxes payable on distributions. oReinvestment of all income and capital gain distributions for the Fund, with a value of $19,890. Also see "Performance" in the Fund's current prospectus.

      Standard & Poor's 500 Stock Index (S&P 500), an unmanaged list of common stocks, is frequently used as a general measure of market performance. However, the S&P 500 companies are generally larger than those in which the Fund invests.

How your $10,000 has grown in IDS Utilities Income Fund

$50,000

$40,000
                                                                     $36,952
                                                                   Utilities
$30,000                                                          Income Fund
                                                                     Class A

                                                   S&P 500
$20,000                                        Stock Index

$10,000


9,500

88   '89   '90    '91    '92    '93     '94     '95    '96     '97    '98

Average annual total return
(as of June 30, 1998)

                                1 year             Since          5 years
                                               inception
       Class A                  +21.98%        +14.09%*           +13.06%
       Class B                  +23.47%        +21.41%**              --%
       Class Y                  +28.43%        +22.97%**              --%

  *Inception date was Aug. 1, 1988.
**Inception date was March 20, 1995.

      On the graph above you can see how the Fund's total return compared to a widely cited performance index, the S&P 500. In comparing Utilities Income Fund (Class A) to this index, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5%, while such charges are not reflected in the performance of the index.

      Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the applicable sales charge up to a maximum of 5%. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.


      (This annual report is not part of the prospectus.)

The financial statements contained in Post-Effective Amendment #20 to Registration Statement No. 33-20872 filed on or about Aug. 27, 1998 are incorporated by reference.

IDS mutual funds

Global/International funds

Funds in this group seek capital growth and/or income by investing primarily in foreign securities. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made. They are high risk mutual funds with a potential for high reward.

IDS Emerging Markets Fund

Invests in a Portfolio comprised primarily of stocks of companies in developing countries throughout the world that are believed to offer growth potential. Seeks to provide long-term growth of capital.

(icon of) world with countries

IDS Global Growth Fund

Invests in a Portfolio comprised primarily of stocks of companies throughout the world that are positioned to meet market needs in a changing world economy. These companies offer above-average potential for long-term growth.

(icon of) world

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The Fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Global Balanced Fund

Invests in stocks and bonds in, for the most part, major markets throughout the world, including the U.S. Seeks to provide a balance of growth of capital and current income.

(icon of) scale of globes

IDS Global Bond Fund

Invests in a Portfolio comprised primarily of debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe

Growth funds

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. A highly aggressive and speculative fund that seeks long-term growth of capital.

(icon of) cart of precious gems

IDS Discovery Fund

Invests in small- and medium-size, growth-oriented companies emphasizing technological innovation and productivity enhancement. Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Small Company Index Fund

Invests in all or a representative group of the equity securities comprising the S&P SmallCap 600 Index, as it strives to provide long-term capital appreciation.

(icon of) building

IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the S&P 500 Stock Index.

(icon of) chess piece

IDS Research Opportunities Fund

Invests in a Portfolio comprised primarily of equity securities of companies included in the S&P 500 Stock Index that are believed to have strong growth potential. The Portfolio is managed using a research methodology by the Research Department of AEFC. Goal is long-term appreciation.

(icon of) magnifying glass

(This annual report is not part of the prospectus.)

IDS mutual funds

IDS Growth Fund

Invests in a Portfolio comprised primarily of companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

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IDS New Dimensions Fund

Invests in a Portfolio comprised primarily of companies with significant growth potential due to superiority in technology, marketing or management. The Fund frequently changes its industry mix.

(icon of) dimension

IDS Progressive Fund

Invests primarily in undervalued common stocks. The Fund holds stocks for the long term with the goal of capital growth.

(icon of) shooting star

Growth & income funds

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made.

IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks that generaly pay dividends and bonds. Seeks growth of capital and income.

(icon of) three pine trees

IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

(icon of) ribbon

IDS Managed Allocation Fund

Invests in a Portfolio comprised primarily of U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The Fund provides diversification among these major investment categories and has a target mix that represents the way the Fund's investments will be allocated over the long term. Seeks maximum total return.

(icon of) gyroscope

IDS Stock Fund

Invests in a Portfolio comprised primarily of common stock of companies representing many sectors of the economy. Seeks current income and growth of capital.

(icon of) building with columns

IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

(icon of) three growing flowers

IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

(icon of) light bulb

IDS Diversified Equity Income Fund

Invests in a Portfolio comprised primarily in high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

(icon of) two puzzle pieces

IDS Mutual

Invests in a Portfolio that seeks to balance between common stocks and senior securities (preferred stocks and bonds). Seeks a balance of growth of capital and current income.

(icon of) scale of justice

(This annual report is not part of the prospectus.)

Income funds

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income. Secondary objective is capital growth. Risk varies by bond quality.

IDS Extra Income Fund

Invests in a Portfolio comprised mainly of long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

(icon of) two coins

IDS Bond Fund

Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

(icon of) Greek column

IDS Selective Fund

Invests in a Portfolio comprised primarily of high-quality corporate bonds and other highly rated debt instruments including government securities and short-term investments. Seeks current income and preservation of capital.

(icon of) skyline

IDS Federal Income Fund

Invests in a Portfolio comprised primarily of securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

(icon of) shield with eagle head

Tax-exempt income funds

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax, but a portion of the income may be subject to state and local taxes. Risk varies by bond quality.

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

(icon of) shield with Greek column

IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the Fund but does not guarantee the market value of the Fund's shares.

(icon of) shield with star

IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

(icon of) shield with U.S. enclosed

IDS High Yield Tax-Exempt Fund

Invests in a Portfolio comprised primarily of medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

(icon of) shield with basket of apples enclosed

IDS Intermediate Tax-Exempt Fund

Invests in mainly investment-grade bonds and other debt securities with intermediate-term maturities issued by state and local government units. Goal is to seek a high level of current income exempt from federal taxes.

(icon of) shield with tree enclosed

(This annual report is not part of the prospectus.)

IDS mutual funds

Money market funds

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. An investment in these funds is neither insured nor guaranteed by the U.S. government, and there can be no assurance that these funds will be able to maintain a stable net asset value of $1.00 per share. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposit (CDs) and other bank securities.

(icon of) piggy bank

IDS Tax-Free Money Fund

Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

(icon of) shield with piggy bank enclosed

For more complete information about any of these funds, including charges and expenses, you can obtain a prospectus by contacting your financial advisor or writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534. Read it carefully before you invest or send money.

(This annual report is not part of the prospectus.)

 Federal income tax information


      IDS Utilities Income Fund, Inc.



      The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. Some of the dividends listed below were reported to you on a Form 1099-DIV, Dividends and Distributions, last January. Dividends paid to you since the end of last year will be reported to you on a tax statement sent next January. Shareholders should consult a tax advisor on how to report distributions for state and local purposes.

      IDS Utilities Income Fund, Inc.
      Fiscal year ended June 30, 1998

      Class A

       Income distributions

      taxable  as  dividend   income,   46.93%   qualifying   for  deduction  by
      corporations.

       Payable date                                    Per share

       Sept. 26, 1997                                   $0.06111
       Dec. 26, 1997                                     0.32906
       March 26, 1998                                    0.05311
       June 25, 1998                                     0.05892
       Total                                            $0.50220

       Capital gain distribution

       taxable as long-term capital gain.

       Payable date                                    Per share

       Dec. 26, 1997                                    $0.73184

       Total distributions                              $1.23404

      The distribution of $1.06090 per share, payable Dec. 26, 1997, consisted of $0.06141 derived from net investment income, $0.26765 from net short-term capital gains (a total of $0.32906 taxable as dividend income) and $0.73184 from net long-term capital gains.

      The long-term gains distribution is divided into two rate categories:  28%
      - $0.43237 and 20% - $0.29947.

      (This annual report is not part of the prospectus.)

Federal income tax information

      Class B

       Income distributions

      taxable  as  dividend   income,   46.93%   qualifying   for  deduction  by
      corporations.

       Payable date                                   Per share

       Sept. 26, 1997                                  $0.04574
       Dec. 26, 1997                                    0.31294
       March 26, 1998                                   0.03708
       June 25, 1998                                    0.04197

       Total                                           $0.43773

       Capital gain distribution

       taxable as long-term capital gain.

       Payable date                                   Per share

       Dec. 26, 1997                                   $0.73184

       Total distributions                             $1.16957


      The distribution of $1.04478 per share, payable Dec. 26, 1997, consisted of $0.04529 derived from net investment income,$0.26765 from net short-term capital gains (a total of $0.31294 taxable as dividend income) and $0.73184 from net long-term capital gains.

      The long-term gains distribution is divided into two rate categories: 28% -$0.43237 and 20% - $0.29947.

      (This annual report is not part of the prospectus.)

      Class Y

       Income distributions

      taxable  as  dividend   income,   46.93%   qualifying   for  deduction  by
      corporations.

       Payable date                                     Per share

       Sept. 26, 1997                                    $0.06244
       Dec. 26, 1997                                      0.33061
       March 26, 1998                                     0.05466
       June 25, 1998                                      0.06054

       Total                                             $0.50825

       Capital gain distribution

       taxable as long-term capital gain.

       Payable date                                     Per share

       Dec. 26, 1997                                     $0.73184

       Total distributions                               $1.24009

      The distribution of $1.06245 per share, payable Dec. 26, 1997, consisted of $0.06296 derived from net investment income, $0.26765 from net short-term capital gains (a total of $0.33061 taxable as dividend income) and $0.73184 from net long-term capital gains.

      The long-term gains distribution is divided into two rate categories:  28%
      - $0.43237 and 20% - $0.29947.



      (This annual report is not part of the prospectus.)

Quick telephone reference

American Express            Redemptions and exchanges,       National/Minnesota
Financial Advisors          dividend payments or                   800-437-3133
Telephone Transaction       reinvestments and automatic
Service                     payment arrangements           Mpls./St. Paul area:
                                                                       671-3800


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American Express            Automated account information          800-862-7919
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AMERICAN EXPRESS Financial Advisors


IDS Utilities Fund
IDS Tower 10
Minneapolis, MN 55440-0010


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STATEMENT OF DIFFERENCES

Difference                                       Description

1)   The layout is different                     1)  Some of the layout in the
     throughout the annual report.                   annual report to
                                                     shareholders is in two
                                                     columns.

2)   Headings.                                   2)  The headings in the
                                                     annual report are
                                                     placed in a blue strip
                                                     at the top of the page.

3)   There are pictures, icons                   3)  Each picture, icon and
     and graphs throughout the                       graph is described in
     annual report.                                  parentheses.

4)   Footnotes for charts and                    4)  The footnotes for each
     graphs are described at                         chart or graph are typed
     the left margin.                                below the description of
                                                     the chart or graph.